Taxes on Income (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Deferred taxes due to carryforward losses	$ 12,474	$ 9,843
Valuation allowance	(12,474)	(9,843)
Income tax expenses